Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2022	Sep. 30, 2022		Sep. 30, 2021
Goodwill [Line Items]
Beginning balance			$ 3,650,037		$ 3,481,816
Additions during the period			284,239	[1]	92,335	[2]
Purchase price accounting adjustments	[3]		(2,350)
Impairment	[4]		(1,882,187)
Foreign exchange			(104,858)		(37,528)
Ending balance		$ 1,944,881	1,944,881		3,536,623
US Acquiring
Goodwill [Line Items]
Beginning balance			1,525,135		1,503,307
Additions during the period	[2]				21,828
Impairment		0	(948,237)	[4]
Foreign exchange					0
Ending balance		576,898	576,898		1,525,135
Digital Commerce
Goodwill [Line Items]
Beginning balance			2,124,902		1,978,509
Additions during the period			284,239	[1]	70,507	[2]
Purchase price accounting adjustments	[3]		(2,350)
Impairment		0	(933,950)	[4]
Foreign exchange			(104,858)		(37,528)
Ending balance		$ 1,367,983	$ 1,367,983		$ 2,011,488

[1]	Additions to goodwill within the Digital Commerce segment in the current period relate to the acquisition of SaftPay Inc. (“Safetypay”) (See Note 11).
[2]	Additions to goodwill within the US Acquiring and Digital Commerce segments in the prior year relate to the acquisition of International Card Services ("ICS") and PagoEfectivo, respectively.
[3]	Purchase price adjustments relate to changes in estimates of certain assets or liabilities acquired in business combinations that were completed within one year prior to September 30, 2022.
[4]	Due to a sustained decline in stock price and market capitalization, reduction in the fair value of debt, as well as current market and macroeconomic conditions, we concluded that an impairment indicator for goodwill was present in both the US Acquiring and Digital Commerce segments as of March 31, 2022 and June 30, 2022. As a result, an impairment charge was recorded in the respective periods.